March 16, 2017

Ms. Deborah O’Neal-Johnson
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street
Washington, DC 20549

Re:	StrongVest ETF Trust – File Nos. 333-214020 and 811-23196

Dear Ms. O’Neal-Johnson:

On behalf of StrongVest ETF Trust (the “Registrant”) we hereby submit, via electronic filing, Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement. On October 7, 2016 the Registrant, on behalf of the CWA Income ETF (the “Fund”), a series of Registrant, filed a Registration Statement under the Securities Act of 1933 on Form N-1A. On November 2nd, 2016, you provided written comments to the Registration Statement. All changes related to the Registrant’s responses to your comments, refining edits and supplemental information are marked.

If you have any questions or additional comments, please call Bibb Strench at (202) 973-2727.

Very truly yours,

/s/ Thompson Hine LLP
Thompson Hine LLP

Thompson Hine llp	41 South High Street	www.ThompsonHine.com
Attorneys at Law	Suite 1700	Phone: 614.469.3200
	Columbus, Ohio 43215-6101	Fax: 614.469.3361